U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:

       DREYFUS GROWTH AND VALUE FUNDS, INC.
       200 Park Avenue
       New York, NY  10166

2.   Name of each series or class of funds for which this notice is filed:

       Dreyfus Aggressive Growth Fund, Dreyfus Aggressive Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus International Value Fund and Dreyfus Midcap Value Fund.

3.   Investment Company Act File Number:  811-7123

     Securities Act File Number:  33-51061

4.   Last day of fiscal year for which this notice is filed:

       August 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                            NOT APPLICABLE

7. Number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                NONE

8. Number of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE
 DREYFUS AGGRESSIVE GROWTH FUND


9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 13,250,405              Sale Price: $320,309,342

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 13,250,405              Sale Price: $320,309,342

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                     Sale Price: N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $320,309,342
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 190,235,261
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $130,074,081
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $39,416.39
                                                             ================
DREYFUS AGGRESSIVE VALUE FUND


9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 796,425                 Sale Price: $13,375,996

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 796,425                 Sale Price: $13,375,996

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                     Sale Price: N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $13,375,996
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     -  6,000,378
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $ 7,375,618
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $2,235.04
                                                             ================
DREYFUS EMERGING LEADERS FUND


9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 4,682,527               Sale Price: $79,933,784

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 4,682,527               Sale Price: $79,933,784

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                     Sale Price: N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $79,933,784
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 48,584,736
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $31,349,048
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $9,499.71
                                                             ================
DREYFUS INTERNATIONAL VALUE FUND


9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 2,262,602               Sale Price: $29,489,754

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 2,262,602               Sale Price: $29,489,754

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                     Sale Price: N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $29,489,754
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     -  4,188,262
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $25,301,492
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $7,667.12
                                                             ================
DREYFUS MIDCAP VALUE FUND


9. Number and aggregate sale price of securities sold during the fiscal year:

       Number: 320,118                 Sale Price: $4,382,974

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       Number: 320,118                 Sale Price: $4,382,974

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Number: N/A                     Sale Price: N/A

12.  Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 10):                                     $4,382,974
                                                             ----------------
   (ii)   Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                    +    N/A
                                                             ----------------
   (iii)  Aggregate price of shares redeemed or repur-
          chased during the fiscal year (if applicable):     - 1,385,512
                                                             ----------------
   (iv)   Aggregate price of shares redeemed or repur-
          chased and previously applied as a reduction
          to filing fees pursuant to rule 24e-2 (if
          applicable):                                       +    N/A
                                                             ----------------

   (v)    Net aggregate price of securities sold and
          issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii),
          less line (iii), plus line (iv)] (if appli-
          cable):                                             $2,997,462
                                                             ----------------

   (vi)   Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other appli-
          cable law or regulation (see Instruction C.6):     x  1/3300
                                                             ----------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                         $908.32
                                                             ================

          TOTAL FEE DUE FOR ALL PORTFOLIOS:                    $59,726.58
                                                              ==============


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
13. Check box if fees are being remitted to the Commission's lockbox depo-sitory as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                         On or about October 29, 1996



                                 SIGNATURE

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


     By (Signature and Title)*
                               /s/ Elizabeth A. Bachman
                               Elizabeth A. Bachman, Vice President

    Date: October 30, 1996

* Please print the name and title of the signing officer below the signature.